Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 03, 2020
Commitments and Contingencies
Cash underwriting discount per unit	$ 0.20	$ 0.20
Payment of underwriter discount	$ 15,000,000	$ 15,000,000
Deferred fee per unit	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 26,250,000	$ 26,250,000			$ 26,300,000
Deferred legal fees	$ 275,000	$ 275,000	$ 275,000	$ 275,000
Percentage of excise tax liability recorded	1.00%	1.00%
Excise tax liability	$ 639,193	$ 639,193
Class A common stock
Commitments and Contingencies
Number of shares redeemed		6,294,164
Value of shares redeemed		$ 63,919,253